EARNINGS PER SHARE - Continued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Profit for the period attributable to the owners of the parent	$ 532	$ 415	$ 307
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)	1,746	1,770	1,756
Denominator for diluted earnings per share (in millions) (in shares)	1,794	1,811	1,782
Basic earnings per share (in USD per share)	$ 0.30	$ 0.23	$ 0.17
Diluted earnings per share (in USD per share)	$ 0.30	$ 0.23	$ 0.17